MAJOR CUSTOMERS (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Major Customers
Number of customers with the largest receivable balances	3
Net revenue | Customer concentration risk | Company A
Major Customers
Total net revenues	$ 218,631,492	$ 196,538,334
Accounts receivable | Accounts receivable balances | Customer one
Major Customers
Concentration risk (as a percent)	9.00%	15.00%
Accounts receivable	$ 35,569,229	$ 42,655,751
Accounts receivable | Accounts receivable balances | Customer two
Major Customers
Concentration risk (as a percent)	8.00%	7.00%
Accounts receivable | Accounts receivable balances | Customer three
Major Customers
Concentration risk (as a percent)	5.00%	6.00%